VESSELS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
The following table sets forth the carrying values of our vessels for each vessel class:

	As of December 31,
In thousands of U.S. dollars	2019 (Successor)	2018 (Predecessor)
PSVs	158,413	413,949
AHTS vessels	12,071	—
Crew boats	16,165	—
Total	186,649	413,949
Less: accumulated depreciation and impairment charges	(8,443)	(237,035)
Vessels, net	178,206	176,914